Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Summary of Carrying Values and the Estimated Fair Values of the Debt Financial Instruments
The carrying values and the estimated fair values of the debt financial instruments (Level 2 measurements) consisted of the following (in thousands):

	As of September 30,
	2020		2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Term Loan Agreement due May 5, 2024	$467,147	$465,185	$808,507	$804,464
2021 Senior Notes due October 1, 2021	—	—	315,000	315,000

Summary of Aggregate Fair Value of the Contingent Consideration and Compensation Expense
The following table provides a roll-forward of the aggregate fair value of the contingent consideration and compensation expense categorized as Level 3 (in thousands).

	Years Ended September 30,
	2020	2019	2018
Beginning balance	$1,303	$1,900	$—
Issuance of contingent consideration in connection with acquisition	—	—	2,822
Change in fair value of contingent consideration	—	53	(1,810)
Less contingent payments	(1,675)	(3,675)	—
Compensation expense recognized	372	3,025	888

Ending balance	$—	$1,303	$1,900